UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

US Global JETS ETF
JETS (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the US Global JETS ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-jets-etf/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global JETS ETF	$31	0.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,154,009,521
Number of Holdings	52
Portfolio Turnover	17%
30-Day SEC Yield	0.66%
30-Day SEC Yield Unsubsidized	0.66%
Visit https://usglobaletfs.com/fund/u-s-global-jets-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Consumer, Cyclical	75.8%
Industrial	16.0%
Communications	7.9%
Cash & Other	0.3%

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	19.7%
Southwest Airlines Company	10.2%
American Airlines Group, Inc.	10.0%
Delta Air Lines, Inc.	9.6%
United Airlines Holdings, Inc.	9.3%
Sun Country Airlines Holdings, Inc.	3.5%
JetBlue Airways Corporation	3.3%
SkyWest, Inc.	3.2%
Spirit Airlines, Inc.	3.2%
Air Canada	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-jets-etf/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global JETS ETF	PAGE 1	TSR-SAR-26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF
GOAU (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the U.S. Global GO GOLD and Precious Metal Miners ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Global GO GOLD and Precious Metal Miners ETF	$31	0.60%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$94,089,064
Number of Holdings	30
Portfolio Turnover	54%
30-Day SEC Yield	0.66%
30-Day SEC Yield Unsubsidized	0.66%
Visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Basic Materials	99.7%
Cash & Other	0.3%

Top 10 Issuers	(%)
Royal Gold, Inc.	10.4%
Franco-Nevada Corporation	10.1%
Wheaton Precious Metals Corporation	10.0%
Mount Vernon Liquid Assets Portfolio, LLC	6.2%
B2Gold Corporation	4.2%
Sandstorm Gold, Ltd.	4.1%
Triple Flag Precious Metals Corporation	4.1%
Dundee Precious Metals, Inc.	4.0%
Osisko Gold Royalties, Ltd.	3.8%
Harmony Gold Mining Company, Ltd.	3.4%

Top Ten Countries	(%)
Canada	58.7%
United States	17.0%
Australia	13.7%
South Africa	10.6%
United Kingdom	2.2%
Jersey	2.1%
Peru	2.0%
Cash & Other	-6.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-go-gold-and-precious-metal-miners-etf/
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 1	TSR_SAR_26922A719

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
U.S. Global GO GOLD and Precious Metal Miners ETF	PAGE 2	TSR_SAR_26922A719

US Global Sea to Sky Cargo ETF
SEA (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the US Global Sea to Sky Cargo ETF for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
US Global Sea to Sky Cargo ETF	$36	0.70%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$7,218,652
Number of Holdings	31
Portfolio Turnover	72%
30-Day SEC Yield	4.36%
30-Day SEC Yield Unsubsidized	2.61%
Visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(%)
Industrial	96.1%
Consumer, Non-cyclical	2.9%
Cash & Other	1.0%

Top 10 Issuers	(%)
Hafnia, Ltd.	5.2%
TORM plc	5.2%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	5.0%
BW LPG, Ltd.	5.0%
SITC International Holdings Company, Ltd.	5.0%
Teekay Tankers, Ltd.	4.9%
Mount Vernon Liquid Assets Portfolio, LLC	4.8%
Hoegh Autoliners ASA	4.3%
Scorpio Tankers, Inc.	4.2%
Ardmore Shipping Corporation	4.0%

Top Ten Countries	(%)
United States	22.4%
China	13.2%
Singapore	10.2%
Norway	8.3%
United Kingdom	7.1%
Japan	5.6%
Hong Kong	5.0%
Canada	4.9%
Monaco	4.2%
Cash & Other	19.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://usglobaletfs.com/fund/u-s-global-sea-to-sky-cargo-etf/
US Global Sea to Sky Cargo ETF	PAGE 1	TSR_SAR_26922B865

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Global Investors, Inc. documents not be householded, please contact U.S. Global Investors, Inc. at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Global Investors, Inc. or your financial intermediary.
US Global Sea to Sky Cargo ETF	PAGE 2	TSR_SAR_26922B865

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Global GO GOLD and Precious Metal Miners ETF (Ticker: GOAU)
U.S. Global Jets ETF (Ticker: JETS)
U.S. Global Sea to Sky Cargo ETF (Ticker: SEA)
Core Financial Statements
June 30, 2024
(Unaudited)

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Australia - 13.7%
OceanaGold Corporation	1,269,936	$2,914,805
Perseus Mining, Ltd.	1,294,437	2,029,264
Ramelius Resources, Ltd.	1,543,222	1,976,602
Regis Resources, Ltd.(a)	1,623,756	1,901,024
Resolute Mining, Ltd.(a)	5,329,121	1,848,624
West African Resources, Ltd.(a)	2,065,481	2,218,384
		12,888,703
Canada - 58.7%(b)
Aris Mining Corporation(a)	705,815	2,667,347
B2Gold Corporation	1,457,445	3,935,102
Centerra Gold, Inc.	419,884	2,823,678
Dundee Precious Metals, Inc.	483,481	3,785,009
Fortuna Silver Mines, Inc.(a)	571,707	2,795,647
Franco-Nevada Corporation(c)	79,905	9,470,341
Kinross Gold Corporation	374,267	3,113,901
Osisko Gold Royalties, Ltd.(c)	226,945	3,535,803
Sandstorm Gold, Ltd.	705,679	3,838,894
SilverCrest Metals, Inc.(a)(c)	340,768	2,777,259
Torex Gold Resources, Inc.(a)	184,889	2,865,134
Triple Flag Precious Metals Corporation	247,322	3,833,491
Victoria Gold Corporation(a)(c)	492,041	381,246
Wheaton Precious Metals Corporation(c)	178,950	9,380,559
		55,203,411
Jersey - 2.1%
Centamin plc	1,282,290	1,959,711
Peru - 2.0%
Hochschild Mining plc(a)	838,994	1,898,416
South Africa - 10.6%
African Rainbow Minerals, Ltd.	168,399	2,101,083
DRDGOLD, Ltd. - ADR	339,695	2,924,774
Gold Fields, Ltd. - ADR	121,791	1,814,686
Harmony Gold Mining Company, Ltd. - ADR	346,339	3,175,929
		10,016,472
United Kingdom - 2.2%
Anglogold Ashanti plc(c)	83,084	2,087,901
United States - 10.4%
Royal Gold, Inc.(c)	77,838	9,742,204
TOTAL COMMON STOCKS (Cost $83,653,586)		93,796,818
	Units
SHORT-TERM INVESTMENTS - 6.6%
Investments Purchased with Proceeds from Securities Lending - 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(d)(e)	5,818,488	5,818,488

	Shares	Value
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(d)	368,450	$368,450
TOTAL SHORT-TERM INVESTMENTS (Cost $6,186,938)		6,186,938
TOTAL INVESTMENTS - 106.3% (Cost $89,840,524)		$99,983,756
Liabilities in Excess of Other Assets - (6.3)%		(5,894,692)
TOTAL NET ASSETS - 100.0%		$94,089,064

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $5,570,615 which represented 5.9% of net assets.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

1

U.S. Global Jets ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Australia - 1.0%
Qantas Airways, Ltd.(a)	2,872,081	$11,208,364
Brazil - 0.4%
Embraer SA - ADR(a)	199,751	5,153,576
Canada - 5.1%
Air Canada(a)	2,719,899	35,588,021
Bombardier, Inc. - Class B(a)	359,406	23,047,906
		58,635,927
China - 1.3%
Tongcheng Travel Holdings, Ltd.	2,534,020	5,042,697
Trip.com Group, Ltd. - ADR(a)	221,408	10,406,176
		15,448,873
France - 1.8%
Aeroports de Paris SA	46,408	5,645,996
Air France-KLM(a)(b)	558,278	4,919,423
Airbus SE	72,482	9,956,135
		20,521,554
Germany - 0.9%
Deutsche Lufthansa AG	1,744,976	10,670,750
Hong Kong - 0.5%
Cathay Pacific Airways, Ltd.	5,506,964	5,634,570
India - 0.5%
MakeMyTrip, Ltd.(a)(b)	71,800	6,038,380
Ireland - 1.0%
Ryanair Holdings plc - ADR(b)	98,210	11,435,572
Israel - 0.5%
El Al Israel Airlines, Ltd.(a)	5,157,693	5,680,399
Japan - 2.4%
ANA Holdings, Inc.	613,236	11,318,319
Japan Airlines Company, Ltd.	705,639	11,133,474
Japan Airport Terminal Company, Ltd.	164,755	5,618,812
		28,070,605
Mexico - 1.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	352,266	5,536,131
Grupo Aeroportuario del Sureste SAB de CV - ADR	18,575	5,563,584
		11,099,715
Norway - 0.5%
Norwegian Air Shuttle ASA(a)	4,525,878	5,332,541
Panama - 0.5%
Copa Holdings SA - Class A	60,106	5,720,889

	Shares	Value
Singapore - 0.5%
Singapore Airlines, Ltd.	1,150,502	$5,854,324
Spain - 1.4%
Aena SME SA(c)	29,724	5,984,591
Amadeus IT Group SA	162,615	10,821,843
		16,806,434
Switzerland - 0.5%
Flughafen Zurich AG	26,701	5,905,157
Thailand - 0.5%
Airports of Thailand pcl	3,531,419	5,557,312
Turkey - 2.7%
Celebi Hava Servisi AS	88,380	6,915,101
Pegasus Hava Tasimaciligi AS(a)	911,541	6,361,714
TAV Havalimanlari Holding AS(a)	785,987	6,246,063
Turk Hava Yollari AO(a)	1,233,045	11,658,416
		31,181,294
United Kingdom - 1.5%
easyJet plc	978,629	5,662,114
International Consolidated Airlines Group SA(a)	5,531,099	11,344,249
		17,006,363
United States - 75.3%(d)
Air Transport Services Group, Inc.(a)(b)	1,830,862	25,394,056
Alaska Air Group, Inc.(a)	860,475	34,763,190
Allegiant Travel Company(b)	652,468	32,773,468
American Airlines Group, Inc.(a)(b)	10,196,836	115,530,152
Boeing Company(a)	125,305	22,806,763
Booking Holdings, Inc.	6,111	24,208,727
Delta Air Lines, Inc.	2,338,674	110,946,695
Expedia Group, Inc.(a)(b)	187,495	23,622,495
Frontier Group Holdings, Inc.(a)(b)	6,564,210	32,361,555
General Dynamics Corporation	78,475	22,768,737
JetBlue Airways Corporation(a)(b)	6,314,590	38,455,853
SkyWest, Inc.(a)	452,379	37,126,745
Southwest Airlines Company(b)	4,124,075	117,989,786
Spirit Airlines, Inc.(b)(g)	9,988,018	36,556,146
Sun Country Airlines Holdings, Inc.(a)(b)(g)	3,255,921	40,894,368
Textron, Inc.	268,225	23,029,798
TripAdvisor, Inc.(a)	1,244,743	22,168,873
United Airlines Holdings, Inc.(a)	2,206,917	107,388,581
		868,785,988
TOTAL COMMON STOCKS (Cost $1,374,080,752)		1,151,748,587

The accompanying notes are an integral part of these financial statements.

2

U.S. Global Jets ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS - 19.9%
Investments Purchased with Proceeds from Securities Lending - 19.7%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(e)(f)	226,911,815	$226,911,815
	Shares
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(e)	2,383,104	2,383,104
TOTAL SHORT-TERM INVESTMENTS (Cost $229,294,919)		229,294,919
TOTAL INVESTMENTS - 119.7% (Cost $1,603,375,671)		$1,381,043,506
Liabilities in Excess of Other Assets - (19.7)%		(227,033,985)
TOTAL NET ASSETS - 100.0%		$1,154,009,521

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $220,964,137 which represented 19.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of this security totaled $5,984,591 or 0.5% of the Fund’s net assets.

(d)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 9 in Notes to Financial Statements.

(e)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(f)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
(g)	Affiliated Common Stock during the current fiscal period. See Note 6 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

3

U.S. Global Sea to Sky Cargo ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Australia - 2.9%
Brambles, Ltd.	21,815	$211,451
Canada - 4.9%
Teekay Tankers, Ltd. - Class A	5,146	354,096
China - 13.2%
COSCO SHIPPING Holdings Company, Ltd. - H-Shares	206,958	362,022
J&T Global Express, Ltd.(a)	218,000	199,043
Sinotrans, Ltd. - Class H	417,662	203,241
ZTO Express Cayman, Inc. - ADR(b)	9,253	192,000
		956,306
Denmark - 2.9%
DSV AS	1,346	206,233
Finland - 2.0%
Cargotec Oyj - Series B	1,786	143,358
Germany - 2.9%
Deutsche Post AG	5,130	207,617
Greece - 3.9%
Danaos Corporation	3,064	282,991
Hong Kong - 5.0%
SITC International Holdings Company, Ltd.	132,346	359,293
Ireland - 4.0%
Ardmore Shipping Corporation	12,767	287,640
Japan - 5.6%
Mitsui OSK Lines, Ltd.	4,527	135,565
Nippon Yusen KK	9,293	270,432
		405,997
Monaco - 4.2%
Scorpio Tankers, Inc.	3,698	300,610
Norway - 8.3%
Frontline plc(b)	5,420	139,619
Hoegh Autoliners ASA	26,203	308,733
MPC Container Ships ASA	71,157	150,018
		598,370
Singapore - 10.2%
BW LPG, Ltd.(c)	19,458	361,386
Hafnia, Ltd.	45,088	378,795
		740,181
Spain - 2.9%
Cia de Distribucion Integral Logista Holdings SA	7,282	206,041

	Shares	Value
Switzerland - 1.9%
Kuehne + Nagel International AG	475	$136,613
United Kingdom - 7.1%
Global Ship Lease, Inc. - Class A	4,792	137,962
TORM plc - Class A	9,645	373,937
		511,899
United States - 17.2%
Dorian LPG, Ltd.	6,716	281,804
Expeditors International of Washington, Inc.	1,727	215,512
FedEx Corporation	828	248,268
International Seaways, Inc.(b)	4,801	283,883
United Parcel Service, Inc. - Class B	1,551	212,254
		1,241,721
TOTAL COMMON STOCKS (Cost $6,260,779)		7,150,417
	Units
SHORT-TERM INVESTMENTS - 5.2%
Investments Purchased with Proceeds from Securities Lending - 4.8%
Mount Vernon Liquid Assets Portfolio, LLC, 5.53%(d)(e)	349,736	349,736
	Shares
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 5.23%(d)	27,087	27,087
TOTAL SHORT-TERM INVESTMENTS (Cost $376,823)		376,823
TOTAL INVESTMENTS - 104.3% (Cost $6,637,602)		$7,527,240
Liabilities in Excess of Other Assets - (4.3)%		(308,588)
TOTAL NET ASSETS - 100.0%		$7,218,652

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $337,722 which represented 4.7% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of this security totaled $361,386 or 5.0% of the Fund’s net assets.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(e)	Privately offered liquidity fund. See Note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

4

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF
ASSETS:
Investments in unaffiliated securities, at value	$99,983,756	$1,303,592,992	$7,527,240
Investments in affiliated securities, at value	—	77,450,514	—
Dividends and interest receivable	30,837	870,442	32,791
Dividend tax reclaim receivable	3,090	62,318	32,528
Securities lending income receivable	1,703	403,963	70
Foreign currency, at value	606	144,882	—
Receivable for investments sold	—	3,341,924	—
Receivable for capital shares sold	—	4,918,550	—
Prepaid expenses	—	—	5,147
Cash	—	—	716
Receivable from Adviser	—	—	6,790
Total assets	100,019,992	1,390,785,585	7,605,282
LIABILITIES:
Payable upon return of securities loaned (See Note 4)	5,818,488	226,911,815	349,736
Payable to adviser	47,968	568,734	—
Cash, due to Custodian	64,472	18,731	—
Payable for investments purchased	—	5,341,944	—
Payable for capital shares redeemed	—	3,934,840	—
Payable for compliance fees	—	—	2,472
Payable for custodian fees	—	—	5,193
Payable for fund administration and accounting fees	—	—	12,838
Payable for expenses and other liabilities	—	—	16,391
Total liabilities	5,930,928	236,776,064	386,630
NET ASSETS	$94,089,064	$1,154,009,521	$7,218,652
NET ASSETS CONSISTS OF:
Paid-in capital	$114,472,860	$1,911,395,668	$7,858,010
Total accumulated losses	(20,383,796)	(757,386,147)	(639,358)
Total net assets	$94,089,064	$1,154,009,521	$7,218,652
Net assets	$94,089,064	$1,154,009,521	$7,218,652
Shares outstanding(a)	4,950,000	58,650,000	400,000
Net asset value per share	$19.01	$19.68	$18.05
COST:
Investments in unaffiliated securities, at cost	$89,840,524	$1,517,105,741	$6,637,602
Investments in affiliated securities, at cost	$—	$86,269,930	$—
Foreign currency, at cost	$606	$144,138	$—
LOANED SECURITIES:
at value (included in investments)	$5,570,615	$220,964,137	$337,722

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Statements of Operations
For the Period Ended June 30, 2024 (Unaudited)

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF
INVESTMENT INCOME:
Dividend income – unaffiliated investments	$562,207	$5,910,457	$208,794
Less: Dividend withholding taxes	(72,447)	(267,206)	(15,616)
Less: Issuance fees	(1,264)	(17,191)	(88)
Interest income	7,443	93,540	1,503
Securities lending income (See Note 4)	14,950	498,186	700
Total investment income	510,889	6,217,786	195,293
EXPENSES:
Investment advisory fee	271,258	3,916,515	19,230
Fund administration and accounting fees	—	—	25,798
Compliance fees	—	—	4,972
Custodian fees	—	—	7,405
Legal fees	—	—	2,800
Audit fees	—	—	9,457
Service costs	—	—	9,750
Reports to shareholders	—	—	603
Trustees’ fees	—	—	4,070
Income tax expense	—	—	3,327
Distribution expenses	—	—	31
Registration fees	—	—	42
Other expenses and fees	—	—	3,286
Total expenses	271,258	3,916,515	90,771
Expense reimbursement by Adviser (See Note 3)	—	—	(68,214)
Net expenses	271,258	3,916,515	22,557
Net investment income	239,631	2,301,271	172,736
REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain (loss) from:
Investments - unaffiliated	(1,255,096)	(47,067,256)	182,941
Investments - affiliated	—	(1,678,976)	—
In-kind redemptions in unaffiliated securities	7,685,045	80,571,555	233,637
In-kind redemptions in affiliated securities	—	(1,053,441)	—
Foreign currency translation	(36,173)	(213,087)	(6,214)
Net realized gain	6,393,776	30,558,795	410,364
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	3,447,327	13,816,714	554,241
Investments in affiliated securities	—	(3,092,271)	—
Foreign currency translation	46	532	(563)
Net change in unrealized appreciation	3,447,373	10,724,975	553,678
Net realized and unrealized gain	9,841,149	41,283,770	964,042
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,080,780	$43,585,041	$1,136,778

The accompanying notes are an integral part of these financial statements.

6

Statements of Changes in Net Assets

	U.S. Global GO GOLD and Precious Metal Miners ETF		U.S. Global Jets ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$239,631	$937,813	$2,301,271	$758,132
Net realized gain/(loss)	6,393,776	508,407	30,558,795	(158,371,571)
Net change in unrealized appreciation	3,447,373	6,006,731	10,724,975	436,844,437
Net increase in net assets from operations	10,080,780	7,452,951	43,585,041	279,230,998
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(899,527)	—	—
Total distributions to shareholders	—	(899,527)	—	—
CAPITAL TRANSACTIONS:
Subscriptions	16,274,230	29,142,975	394,047,800	496,171,460
Redemptions	(23,464,140)	(26,922,865)	(970,597,530)	(1,060,429,645)
ETF transaction fees (See Note 8)	—	588	95,621	171,864
Net increase (decrease) in net assets from capital transactions	(7,189,910)	2,220,698	(576,454,109)	(564,086,321)
NET INCREASE (DECREASE) IN NET ASSETS	$2,890,870	$8,774,122	$(532,869,068)	$(284,855,323)
NET ASSETS:
Beginning of the period	$91,198,194	$82,424,072	$1,686,878,589	$1,971,733,912
End of the period	$94,089,064	$91,198,194	$1,154,009,521	$1,686,878,589
SHARE TRANSACTIONS
Subscriptions	900,000	1,700,000	19,950,000	28,700,000
Redemptions	(1,300,000)	(1,650,000)	(49,800,000)	(55,550,000)
Total increase/(decrease) in shares outstanding	(400,000)	50,000	(29,850,000)	(26,850,000)

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets(Continued)

	U.S. Global Sea to Sky Cargo ETF
	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$172,736	$451,646
Net realized gain/(loss)	410,364	(1,021,378)
Net change in unrealized appreciation	553,701	1,386,852
Net increase in net assets from operations	1,136,801	817,120
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(445,224)
Total distributions to shareholders	—	(445,224)
CAPITAL TRANSACTIONS:
Subscriptions	2,334,885	1,482,130
Redemptions	(1,525,200)	(1,436,170)
ETF transaction fees (See Note 8)	—	647
Net increase in net assets from capital transactions	809,685	46,607
NET INCREASE IN NET ASSETS	$1,946,486	$418,503
NET ASSETS:
Beginning of the period	$5,272,166	$4,853,663
End of the period	$7,218,652	$5,272,166
SHARE TRANSACTIONS
Subscriptions	150,000	100,000
Redemptions	(100,000)	(100,000)
Total increase in shares outstanding	50,000	—

The accompanying notes are an integral part of these financial statements.

8

U.S. Global GO GOLD and Precious Metal Miners ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$17.05	$15.55	$17.88	$19.84	$17.45	$11.40
INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.17	0.23	0.23	0.07	0.06
Net realized and unrealized gain (loss) on investments (f)	1.91	1.50	(2.32)	(1.96)	3.54	6.02
Total from investment operations	1.96	1.67	(2.09)	(1.73)	3.61	6.08
LESS DISTRIBUTIONS FROM:
From net investment income	—	(0.17)	(0.24)	(0.08)	(0.05)	(0.03)
From net realized gains	—	—	—	(0.15)	(1.18)	—
Total distributions	—	(0.17)	(0.24)	(0.23)	(1.23)	(0.03)
ETF transaction fees per share	—	0.00(b)	0.00(b)	0.00(b)	0.01	—
Net asset value, end of period	$19.01	$17.05	$15.55	$17.88	$19.84	$17.45
Total return(c)	11.51%	10.67%	−11.67%	−8.72%	20.85%	53.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$94,089	$91,198	$82,424	$92,963	$108,114	$50,610
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets(d)	0.53%	1.02%	1.40%	1.20%	0.37%	0.40%
Portfolio turnover rate(c)(e)	54%	79%	106%	81%	130%	158%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

9

U.S. Global Jets ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$19.06	$17.09	$21.09	$22.36	$31.50	$27.94
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	(0.02)	(0.12)	(0.05)	0.31
Net realized and unrealized gain (loss) on investments(f)	0.59	1.96	(3.98)	(1.01)	(9.08)	3.64
Total from investment operations	0.62	1.97	(4.00)	(1.13)	(9.13)	3.95
LESS DISTRIBUTIONS FROM:
From net investment income	—	—	—	—	(0.00)(b)	(0.39)
From net realized gains	—	—	—	(0.14)	(0.01)	—
Total distributions	—	—	—	(0.14)	(0.01)	(0.39)
ETF transaction fees per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	—
Net asset value, end of period	$19.68	$19.06	$17.09	$21.09	$22.36	$31.50
Total return(c)	3.22%	11.51%	−18.96%	−5.05%	−28.99%	14.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,154,010	$1,686,879	$1,971,734	$3,231,230	$2,903,357	$51,976
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.35%	0.04%	(0.12)%	(0.50)%	(0.28)%	1.02%
Portfolio turnover rate(c)(e)	17%	44%	43%	54%	88%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

10

U.S. Global Sea to Sky Cargo ETF
Financial Highlights

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
PER SHARE DATA:
Net asset value, beginning of period	$15.06	$13.87	$20.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.43	1.68	2.40
Net realized and unrealized gain (loss) on investments(h)	2.56	0.99	(5.99)
Total from investment operations	2.99	2.67	(3.59)
LESS DISTRIBUTIONS FROM:
From net investment income	—	(1.48)	(2.59)
Total distributions	—	(1.48)	(2.59)
ETF transaction fees per share	—	0.00(c)	0.05
Net asset value, end of period	$18.05	$15.06	$13.87
Total return(d)	19.81%	19.09%	−17.92%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$7,219	$5,272	$4,854
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	2.83%	3.99%	2.29%
After expense reimbursement/recoupment(e)(f)	0.70%	0.60%	0.60%
Ratio of net investment income to average net assets:
Before expense reimbursement/recoupment(e)	3.26%	7.90%	11.86%
After expense reimbursement/recoupment(e)	5.42%	11.29%	13.55%
Portfolio turnover rate(d)(g)	72%	98%	103%

(a)	Inception date of the Fund was January 19, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Pursuant to a contractual operating expense limitation between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Operating Expenses do not exceed 0.60% through at least April 30, 2025. To the extent the Fund incurs Excludable Expenses, such as tax expenses, Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement will exceed the applicable expense limitation. See Note 3 in Notes to Financial Statements.

(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

11

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)
NOTE 1 – ORGANIZATION
U.S. Global GO GOLD and Precious Metal Miners ETF, U.S. Global Jets ETF, and U.S. Global Sea to Sky Cargo ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The investment objective of the U.S. Global Sea to Sky Cargo ETF is to track the performance, before fees and expenses, of the U.S. Global Sea to Sky Cargo Index. U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017, U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global Sea to Sky Cargo ETF commenced operations on January 19, 2022.
The end of the reporting period for the Funds is June 30, 2024. The period covered by these Notes to Financial Statements is the fiscal period ended June 30, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

12

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
U.S. Global GO GOLD and Precious Metal Miners ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$93,796,818	$—	$ —	$93,796,818
Investments Purchased with Proceeds from Securities Lending	—	5,818,488	—	5,818,488
Money Market Funds	368,450	—	—	368,450
Total Investments in Securities	$94,165,268	$5,818,488	$—	$99,983,756

^	See Schedule of Investments for breakout of investments by country classification.
U.S. Global Jets ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,151,748,587	$—	$ —	$1,151,748,587
Investments Purchased with Proceeds from Securities Lending	—	226,911,815	—	226,911,815
Money Market Funds	2,383,104	—	—	2,383,104
Total Investments in Securities	$1,154,131,691	$226,911,815	$—	$1,381,043,506

^	See Schedule of Investments for breakout of investments by country classification.

13

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
U.S. Global Sea to Sky Cargo ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,150,417	$—	$ —	$7,150,417
Investments Purchased with Proceeds from Securities Lending	—	349,736	—	349,736
Money Market Funds	27,087	—	—	27,087
Total Investments in Securities	$7,177,504	$349,736	$—	$7,527,240

^	See Schedule of Investments for breakout of investments by country classification.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

14

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and net operating losses. For the year ended December 31, 2023, the following table shows the reclassifications made:

	Distributable Earnings/ (Accumulated Losses)	Paid-In Capital
U.S. Global GO GOLD and Precious Metal Miners ETF	$(5,826,629)	$5,826,629
U.S. Global Jets ETF	(29,700,854)	29,700,854
U.S. Global Sea to Sky Cargo ETF	159,995	(159,995)

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement for U.S. Global GO GOLD and Precious Metal Miners ETF and U.S. Global Jets ETF, the Adviser has agreed to pay all expenses incurred by the Funds, except: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses. For services provided to the Funds, each Fund pays the Adviser a management fee, calculated daily and paid monthly, at a rate of 0.60% based on the Fund’s average daily net assets.
Separately, under an Operating Expenses Limitation, for the U.S. Global Sea to Sky Cargo ETF, the Adviser has agreed to limit the Fund’s Operating Expenses to an annual rate of 0.60% of the first $100 million in net assets and 0.70% for net asset greater than $100 million. For purposes of this agreement, the term “Operating Expenses” is defined to include all expenses necessary or appropriate for the operation of the Fund, including the Adviser’s management fee, except interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) expenses (“Excluded Expenses”). To the extent the U.S. Global Sea to Sky Cargo ETF incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed the applicable expense limitation. Under the Agreement, the Adviser may request recoupment of previously waived or paid fees from the Fund for up to three years from the date

15

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
such fees and expenses were waived or paid. The below table shows the amounts the Adviser is able to recoup from previously waived fees and their respective expiration dates. As of June 30, 2024, the Adviser has $319,773 remaining available to be recouped:

	Fiscal Period Ended 12/31/2022	Fiscal Year Ended 12/31/2023	Current Fiscal Period
Amount of Recoupable Expenses	$115,917	$135,642	$68,214
Expiration	12/31/2025	12/31/2026	12/31/2027

Fees and expenses can only be recouped so long as the Fund’s total expense ratio does not exceed the lesser of (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
The Index that each Fund tracks was developed by U.S. Global Indices, LLC (the “Index Provider”), a wholly-owned subsidiary of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
Each Fund may lend up to 33 1/3percent of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned, that may occur during the term of the loan, will be for the account of the Fund. The Fund has the right, under the terms of the securities lending agreement, to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds’ manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering

16

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
into master netting agreements and collateral agreements with third party borrowers that provide the Funds’, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

	Value of Securities on Loan	Collateral Received*
U.S. Global GO GOLD and Precious Metal Miners ETF	$5,570,615	$5,818,488
U.S. Global Jets ETF	220,964,137	$226,911,815
U.S. Global Sea to Sky Cargo ETF	337,722	349,736

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedules of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by the Funds on the investment of cash collateral received from the borrowers for the securities loaned to them (“Securities lending income”) is reflected in the Funds’ Statements of Operations. Net Fees and interest income earned on collateral investments and recognized by the Fund during the current fiscal period were as follows:

Net Fees and Interest Earned
U.S. Global GO GOLD and Precious Metal Miners ETF	$14,950
U.S. Global Jets ETF	498,186
U.S. Global Sea to Sky Cargo ETF	700

NOTE 5 – PURCHASE AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global GO GOLD and Precious Metal Miners ETF	$60,832,240	$48,555,636
U.S. Global Jets ETF	356,742,719	224,615,251
U.S. Global Sea to Sky Cargo ETF	4,979,709	4,298,449

During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases In-Kind	Sales In-Kind
U.S. Global GO GOLD and Precious Metal Miners ETF	$4,841,731	$23,975,488
U.S. Global Jets ETF	231,233,574	935,934,911
U.S. Global Sea to Sky Cargo ETF	1,684,807	1,398,515

17

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
NOTE 6 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act, due to the Fund owning greater than five percent of the outstanding voting shares, were as follows:

Affiliated Issuer	Value at 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 6/30/2024
Spirit Airlines, Inc.	$—	$34,842,794	$(124,301)	$(9,144)	$1,846,797	$36,556,146
Sun Country Airlines Holdings, Inc.	44,838,758	26,006,852	(23,342,342)	(1,669,832)	(4,939,068)	40,894,368
	$44,838,758			$(1,678,976)	$(3,092,271)	$77,450,514

Affiliated Issuer (Continued)	Shares Held at 6/30/24	Dividend Income
Spirit Airlines, Inc.	9,988,018	$ —
Sun Country Airlines Holdings, Inc.	3,255,921	—
		$—

NOTE 7 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.
The components of distributable earnings/(accumulated losses) and cost basis of investments for federal income tax purposes at December 31, 2023 were as follows:

	U.S. Global GO GOLD and Precious Metal Miners ETF	U.S. Global Jets ETF	U.S. Global Sea to Sky Cargo ETF
Tax cost of investments	$94,144,867	$2,247,127,445	$5,750,871
Gross tax unrealized appreciation	$10,761,507	$99,408,659	$561,781
Gross tax unrealized depreciation	(8,124,444)	(396,631,488)	(699,139)
Total unrealized appreciation/(depreciation)	2,637,063	(297,222,829)	(137,358)
Undistributed ordinary income	1,810,692	—	242,532
Undistributed long-term capital gains	—	—	—
Other accumulated gain/(loss)	(34,912,331)	(503,748,359)	(1,881,333)
Distributable earnings/(accumulated losses)	$(30,464,576)	$(800,971,188)	$(1,776,159)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and mark-to-market on investments in passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. At December 31, 2023, U.S. Global GO GOLD and Precious Metal Miners ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses. U.S. Global Jets ETF deferred, on a tax-basis, no post-October capital

18

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
losses, and $35,303 of late-year ordinary losses. U.S. Global Sea to Sky Cargo ETF deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.
As of December 31, 2023, the Funds had the following capital loss carryforward available, with no expiration date:

	Short-Term	Long-Term
U.S. Global GO GOLD and Precious Metal Miners ETF	$21,260,744	$13,651,587
U.S. Global Jets ETF	250,406,130	253,306,926
U.S. Global Sea to Sky Cargo ETF	858,691	1,022,642

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2023 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$899,527	$ —
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	445,224	—

The tax character of distributions paid by the Funds during the fiscal year/period ended December 31, 2022 was as follows:

	Ordinary Income	Capital Gains
U.S. Global GO GOLD and Precious Metal Miners ETF	$1,272,275	$ —
U.S. Global Jets ETF	—	—
U.S. Global Sea to Sky Cargo ETF	907,983	—

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the U.S. Global GO GOLD and Precious Metal Miners ETF is $300, and the standard fixed transaction fee for U.S Global Jets ETF and U.S. Global Sea to Sky Cargo ETF is $500, which is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the applicable Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the costs associated with cash transactions.

19

U.S. GLOBAL ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2024 (Unaudited)(Continued)
Variable fees received by each Fund, if any, are displayed in the capital transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.
NOTE 9 – PRINCIPAL RISKS
Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.
Airline Companies Risk. U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.
Cargo Companies Risk. U.S. Global Sea to Sky Cargo ETF is expected to concentrate its investments in the securities of Cargo Companies. Cargo Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for marine shipping, ports, and air freight. Cargo Companies may also be significantly affected by changes in fuel prices, which may be very volatile, the imposition of tariffs or trade wars, changes in labor relations or availability, insurance costs, commodities prices in general, international politics and conflicts, changes in airborne or seaborne transportation patterns, changes to marine shipping and air freight routes, weather patterns and events, including hurricane activity, maritime accidents, canal closures, and port congestion. Cargo Companies may also be highly dependent on aircraft, ships, or related equipment from a small number of suppliers, and consequently, issues affecting the availability, reliability, safety, or longevity of such aircraft, ships, or equipment (e.g., the inability of a supplier to meet demand or the grounding of an aircraft due to safety concerns) may have a significant effect on the operations and profitability of Cargo Companies.
Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

20

U.S. Global ETFs
Federal Tax Information
(Unaudited)
For the fiscal year ended December 31, 2023, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	59.94%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2023 was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	9.87%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	2.23%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

U.S. Global GO GOLD and Precious Metal Miners ETF	0.00%
U.S. Global Jets ETF	0.00%
U.S. Global Sea to Sky Cargo ETF	0.00%

21

U.S. Global ETFs
Federal Tax Credit Pass Through
(Unaudited)
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the fiscal year ended December 31, 2023. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
U.S. Global GO GOLD and Precious Metal Miners ETF	$256,197	$0.047887	100.00%
U.S. Global Jets ETF	—	—	—
U.S. Global Sea to Sky Cargo ETF	62,171	0.177631	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

22

U.S. Global ETFs
Information About Portfolio Holdings
(Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Funds’ website at www.usglobaletfs.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.usglobaletfs.com daily.

23

U.S. Global ETFs
Information About Proxy Voting
(Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve-month period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

24

U.S. Global ETFs
Frequency Distribution of Premiums and Discounts
(Unaudited)
Information regarding how often shares of each Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at www.usglobaletfs.com.

25

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	9/6/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	9/6/2024

* Print the name and title of each signing officer under his or her signature.